Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Loans payable - employees	$ 4,278,494
Na Wang [Member]
Loans payable - employees	2,337,948
Wei Zhang [Member]
Loans payable - employees	$ 1,940,546